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Direct Dial - (215) 564-8553
1933 Act Rule 485(a)(1)
1933 Act File No. 333-146827
1940 Act File No. 811-22135

February 26, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:      Academy Funds Trust
            (File Nos. 333-146827; 811-22135)

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement on Form N-1A of Academy Funds Trust (the “Trust”).  The purpose of this Amendment is to revise disclosure to conform to changes to Form N-1A.

If you have any questions or comments regarding this filing, please call me at (215) 564-8553 or, in my absence, Jonathan M. Kopcsik, Esq. at (215) 564-8099.

                                               Very truly yours,

                                               /s/ Nicolas Lombo
                                               Nicolas Lombo

cc:           Jonathan M. Kopcsik, Esq.